Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Operating lease costs	$ 13,163	$ 12,871
Income from sub-leases	(336)	(278)
Net operating lease costs	$ 12,827	$ 12,593